Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

VIA EDGAR

October 14, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Marsico Investment Fund ("Registrant")
File Nos. 333-36975 and 811-08397

Ladies and Gentlemen,

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended ("1933 Act"), is Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A ("Registration Statement") under the 1933 Act and Amendment No. 29 to the Registration Statement under the Investment Company Act of 1940, as amended.  The amendment is being filed for the purpose of introducing the following new series of the Registrant: Marsico Emerging Markets Fund.

No fees are required in connection with this filing.  Should you have any questions, feel free to contact Sander M. Bieber at 202.261.3308 or the undersigned at 212.649.8795.

Sincerely,

/s/ Lisa R. Price

Lisa R. Price